Quarterly Holdings Report
for
Fidelity Advisor® Series Small Cap Fund
February 28, 2022
AXS5-NPRT1-0422
1.967946.108
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Interactive Media & Services - 2.5%
CarGurus, Inc. Class A (a)	83,100	4,026,195
Cars.com, Inc. (a)	233,600	3,779,648
Ziff Davis, Inc. (a)	40,784	4,102,870
		11,908,713
Media - 1.4%
TechTarget, Inc. (a)	85,800	6,725,004
TOTAL COMMUNICATION SERVICES		18,633,717
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 2.2%
Adient PLC (a)	116,300	5,204,425
Patrick Industries, Inc.	76,781	5,477,557
		10,681,982
Hotels, Restaurants & Leisure - 2.5%
Brinker International, Inc. (a)	93,600	3,981,744
Churchill Downs, Inc.	19,900	4,793,313
Lindblad Expeditions Holdings (a)	187,300	3,320,829
		12,095,886
Household Durables - 1.9%
Skyline Champion Corp. (a)	103,691	6,972,183
Tempur Sealy International, Inc.	66,100	2,181,961
		9,154,144
Internet & Direct Marketing Retail - 0.1%
BARK, Inc. (b)	111,800	352,170
Leisure Products - 0.6%
Clarus Corp. (c)	138,690	3,157,971
Specialty Retail - 3.8%
Academy Sports & Outdoors, Inc.	40,950	1,325,552
American Eagle Outfitters, Inc. (c)	128,600	2,710,888
Boot Barn Holdings, Inc. (a)	26,900	2,340,838
Lithia Motors, Inc. Class A (sub. vtg.)	12,800	4,362,496
Murphy U.S.A., Inc.	22,100	3,994,354
Musti Group OYJ	147,079	3,851,122
		18,585,250
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	57,282	4,796,222
TOTAL CONSUMER DISCRETIONARY		58,823,625
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	119,134	7,489,955
Food Products - 1.0%
Nomad Foods Ltd. (a)	184,700	4,650,746
TOTAL CONSUMER STAPLES		12,140,701
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	351,000	8,048,430
Denbury, Inc. (a)	47,100	3,422,286
Enviva, Inc.	49,999	3,484,930
Hess Midstream LP (c)	64,999	2,077,368
HollyFrontier Corp.	17,595	535,768
		17,568,782
FINANCIALS - 15.7%
Banks - 8.2%
ConnectOne Bancorp, Inc.	199,476	6,582,708
First Interstate Bancsystem, Inc.	118,700	4,819,220
Independent Bank Group, Inc.	69,534	5,364,548
Metropolitan Bank Holding Corp. (a)	53,600	5,480,600
PacWest Bancorp	129,000	6,375,180
Pinnacle Financial Partners, Inc.	27,489	2,778,588
ServisFirst Bancshares, Inc.	57,300	5,006,874
Trico Bancshares	83,100	3,606,540
		40,014,258
Capital Markets - 3.2%
LPL Financial	39,500	7,147,525
Morningstar, Inc.	18,464	5,181,922
Patria Investments Ltd.	179,743	2,983,734
		15,313,181
Consumer Finance - 0.7%
PROG Holdings, Inc. (a)(c)	110,408	3,382,901
Insurance - 2.5%
Enstar Group Ltd. (a)	15,441	4,401,148
Old Republic International Corp.	145,700	3,839,195
Primerica, Inc.	29,900	3,883,711
		12,124,054
Thrifts & Mortgage Finance - 1.1%
Essent Group Ltd.	124,400	5,495,992
TOTAL FINANCIALS		76,330,386
HEALTH CARE - 13.8%
Biotechnology - 4.2%
ADC Therapeutics SA (a)	19,518	325,951
Agios Pharmaceuticals, Inc. (a)	32,100	999,273
Aurinia Pharmaceuticals, Inc. (a)(c)	57,200	703,560
Avid Bioservices, Inc. (a)(c)	118,615	2,429,235
Blueprint Medicines Corp. (a)	20,900	1,265,495
Celldex Therapeutics, Inc. (a)	16,700	499,330
Cerevel Therapeutics Holdings (a)	45,700	1,209,679
Cytokinetics, Inc. (a)	48,800	1,723,616
Erasca, Inc.	76,700	951,080
Exelixis, Inc. (a)	65,900	1,352,927
Instil Bio, Inc. (a)(c)	76,100	816,553
Janux Therapeutics, Inc.	40,000	691,200
Keros Therapeutics, Inc. (a)	13,800	741,060
Mirati Therapeutics, Inc. (a)	6,400	565,056
Prelude Therapeutics, Inc. (a)(c)	59,465	525,076
PTC Therapeutics, Inc. (a)	32,400	1,137,888
Relay Therapeutics, Inc. (a)	51,000	1,229,610
Tenaya Therapeutics, Inc. (a)	40,200	468,732
TG Therapeutics, Inc. (a)	50,100	494,487
Xenon Pharmaceuticals, Inc. (a)	52,500	1,664,250
Zentalis Pharmaceuticals, Inc. (a)	13,530	675,012
		20,469,070
Health Care Equipment & Supplies - 2.6%
BioLife Solutions, Inc. (a)	73,900	1,736,650
CryoPort, Inc. (a)(c)	1,714	58,842
Envista Holdings Corp. (a)	97,100	4,660,800
Heska Corp. (a)	14,068	1,997,656
Tandem Diabetes Care, Inc. (a)	29,800	3,356,374
TransMedics Group, Inc. (a)	37,300	690,796
		12,501,118
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (a)	84,400	4,786,324
Chemed Corp.	10,400	4,974,216
LHC Group, Inc. (a)	21,124	2,876,455
The Ensign Group, Inc.	45,600	3,832,224
The Joint Corp. (a)	35,742	1,465,422
		17,934,641
Life Sciences Tools & Services - 2.7%
Charles River Laboratories International, Inc. (a)	8,100	2,358,396
Medpace Holdings, Inc. (a)	29,400	4,497,318
Olink Holding AB ADR (a)(c)	71,728	1,225,832
Syneos Health, Inc. (a)	62,828	4,975,978
		13,057,524
Pharmaceuticals - 0.6%
Arvinas Holding Co. LLC (a)	22,400	1,451,744
Edgewise Therapeutics, Inc. (a)	42,400	499,896
NGM Biopharmaceuticals, Inc. (a)	50,100	744,486
Terns Pharmaceuticals, Inc.	9,302	30,883
		2,727,009
TOTAL HEALTH CARE		66,689,362
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.6%
Vectrus, Inc. (a)	68,200	3,126,288
Building Products - 1.8%
CSW Industrials, Inc.	19,885	2,392,762
Gibraltar Industries, Inc. (a)	21,647	1,045,983
Masonite International Corp. (a)	57,600	5,433,408
		8,872,153
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc.	26,700	4,239,159
Construction & Engineering - 1.7%
EMCOR Group, Inc.	40,100	4,633,154
NV5 Global, Inc. (a)	31,568	3,385,668
		8,018,822
Electrical Equipment - 2.1%
Array Technologies, Inc. (a)	232,488	2,613,165
Atkore, Inc. (a)	76,700	7,801,157
		10,414,322
Machinery - 2.3%
ITT, Inc.	30,300	2,662,461
Kornit Digital Ltd. (a)	22,000	2,086,260
Luxfer Holdings PLC sponsored	193,200	3,365,544
Oshkosh Corp.	27,300	3,031,392
		11,145,657
Professional Services - 4.9%
ASGN, Inc. (a)	35,700	3,955,203
Booz Allen Hamilton Holding Corp. Class A	40,800	3,292,152
FTI Consulting, Inc. (a)	18,300	2,671,800
KBR, Inc.	168,500	8,364,336
TriNet Group, Inc. (a)	62,900	5,491,799
		23,775,290
Road & Rail - 0.7%
TFI International, Inc.	30,500	3,180,845
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. (a)	62,100	3,706,749
Custom Truck One Source, Inc. Class A (a)	242,602	1,906,852
GMS, Inc. (a)	116,600	6,325,550
Rush Enterprises, Inc. Class A	80,732	4,193,220
		16,132,371
TOTAL INDUSTRIALS		88,904,907
INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.9%
Extreme Networks, Inc. (a)	358,200	4,115,718
Electronic Equipment & Components - 4.3%
Advanced Energy Industries, Inc.	49,600	4,258,160
Insight Enterprises, Inc. (a)	74,198	7,716,592
Napco Security Technologies, Inc. (c)	163,782	3,339,515
TD SYNNEX Corp.	55,113	5,612,157
		20,926,424
IT Services - 3.6%
Concentrix Corp.	35,913	7,178,650
Endava PLC ADR (a)	31,901	4,248,575
Perficient, Inc. (a)	37,600	3,831,440
Repay Holdings Corp. (a)	118,500	2,046,495
		17,305,160
Semiconductors & Semiconductor Equipment - 3.9%
AEHR Test Systems (a)	98,800	1,343,680
Ichor Holdings Ltd. (a)	104,600	3,685,058
MACOM Technology Solutions Holdings, Inc. (a)	61,700	3,708,170
SiTime Corp. (a)	15,000	3,032,100
Synaptics, Inc. (a)	32,158	7,345,852
		19,114,860
Software - 3.4%
Digital Turbine, Inc. (a)	64,700	3,136,656
Five9, Inc. (a)	23,700	2,607,000
Intapp, Inc.	120,300	2,774,118
Rapid7, Inc. (a)	37,900	3,921,134
Tenable Holdings, Inc. (a)	74,900	4,146,464
		16,585,372
TOTAL INFORMATION TECHNOLOGY		78,047,534
MATERIALS - 6.9%
Chemicals - 2.4%
Element Solutions, Inc.	244,600	6,012,268
Valvoline, Inc.	164,500	5,318,285
		11,330,553
Construction Materials - 1.3%
Eagle Materials, Inc.	46,900	6,417,327
Metals & Mining - 3.2%
Commercial Metals Co.	197,200	7,602,060
Constellium NV (a)	411,800	8,001,274
		15,603,334
TOTAL MATERIALS		33,351,214
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Essential Properties Realty Trust, Inc.	238,492	6,029,078
Lamar Advertising Co. Class A	56,800	6,194,608
Summit Industrial Income REIT	197,300	3,351,376
		15,575,062
Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC (a)	271,633	5,954,195
TOTAL REAL ESTATE		21,529,257
UTILITIES - 1.6%
Gas Utilities - 1.0%
Brookfield Infrastructure Corp. A Shares	52,438	3,693,733
Star Gas Partners LP	145,702	1,420,595
		5,114,328
Multi-Utilities - 0.6%
Telecom Plus PLC	140,664	2,734,730
TOTAL UTILITIES		7,849,058
TOTAL COMMON STOCKS (Cost $360,495,095)		479,868,543

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e) (Cost $18,706,135)	18,704,264	18,706,135

Equity Funds - 0.8%
	Shares	Value ($)
Small Blend Funds - 0.8%
iShares Russell 2000 Index ETF (c) (Cost $3,446,198)	19,200	3,903,744

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $382,647,428)	502,478,422
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(17,201,796)
NET ASSETS - 100.0%	485,276,626

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $352,170 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
BARK, Inc.	12/17/20	1,118,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	1,448,899	61,472,892	62,921,791	582	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	22,495,735	33,143,150	36,932,750	5,899	-	-	18,706,135	0.0%
Total	23,944,634	94,616,042	99,854,541	6,481	-	-	18,706,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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